Employees - Summary of Principal Defined Benefit Liabilities and Split of Liabilities Between Different Categories of Plan Participants (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Duration (years)	18 years	17 years
Netherlands [Member]
Disclosure of defined benefit plans [line items]
Duration (years)	19 years	18 years
All other countries [member]
Disclosure of defined benefit plans [line items]
Duration (years)	13 years	12 years
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Duration (years)	7 years	7 years
Top of range [member]
Disclosure of defined benefit plans [line items]
Duration (years)	23 years	23 years
Active members [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	16.00%	15.00%
Active members [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	14.00%	12.00%
Active members [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	14.00%	15.00%
Active members [Member] | All other countries [member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	21.00%	21.00%
Deferred members [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	31.00%	29.00%
Deferred members [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	34.00%	33.00%
Deferred members [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	41.00%	38.00%
Deferred members [Member] | All other countries [member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	17.00%	16.00%
Retired members [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	53.00%	56.00%
Retired members [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	52.00%	55.00%
Retired members [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	45.00%	47.00%
Retired members [Member] | All other countries [member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	62.00%	63.00%